May 10, 2024
Venerable US Large Cap Core Equity Fund
Investment Objective
The Venerable US Large Cap Core Equity Fund (the "Fund") seeks to provide long term capital growth.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	0.60%	0.60%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	1.05%	0.75%

[1]  Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class V	$107	$334
Class I	$77	$240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is new, portfolio turnover information is not yet available.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of large capitalization companies economically tied to the U.S. The Fund defines large capitalization companies as those companies included in the Russell 1000® Index or within the capitalization range of the Russell 1000® Index, at time of purchase. In determining if a security is economically tied to the U.S., the Fund generally looks to the "country of risk" of the issuer as determined by a third party such as Bloomberg or based on a determination of the Fund's portfolio manager.

The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the information technology sector.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser, and the Adviser and RIM have engaged multiple money managers. RIM allocates the Fund's assets among itself and money managers strategies. The Fund's asset allocation may be changed at any time. The Fund's money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments that RIM believes will achieve the Adviser's desired risk/return profile for the Fund. RIM may use strategies based on indexes. RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties.

Performance Information

The Fund is new and, therefore, has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.